Derivatives and hedge activities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Categories of non-current financial assets [abstract]
Non-current financial assets	R$ 0	R$ 1,308
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities	6,412	0
Swaps instruments before hedging
Categories of non-current financial assets [abstract]
Non-current financial assets	0	1,308
Itaú Unibanco S.A. EUR
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities	2,554	0
Itaú Unibanco S.A. USD
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities	972	0
Derivative warrants liabilities
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities	R$ 2,886	R$ 0